Share Capital (Details) - Schedule of authorized and issued preference shares - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Series A [Member]
2022
Beginning of financial year	1,639,344
Beginning of financial year (in Dollars)	$ 1,639,344
Cancellation of treasury shares
Cancellation of treasury shares (in Dollars)
Conversion of convertible preference shares to ordinary shares	(1,639,344)
Conversion of convertible preference shares to ordinary shares	(1,639,344)
End of financial year		1,639,344
End of financial year (in Dollars)		$ 1,639,344
2021
Beginning and end of financial year		1,639,344
Beginning and end of financial year (in Dollars)		$ 1,639,344
Series B [Member]
2022
Beginning of financial year	1,589,957
Beginning of financial year (in Dollars)	$ 1,589,957
Cancellation of treasury shares	(31,645)
Cancellation of treasury shares (in Dollars)	$ (31,645)
Conversion of convertible preference shares to ordinary shares	(1,558,312)
Conversion of convertible preference shares to ordinary shares	(1,558,312)
End of financial year		1,589,957
End of financial year (in Dollars)		$ 1,589,957
2021
Beginning and end of financial year		1,589,957
Beginning and end of financial year (in Dollars)		$ 1,589,957
Series C [Member]
2022
Beginning of financial year	1,182,926
Beginning of financial year (in Dollars)	$ 1,182,926
Conversion of convertible preference shares to ordinary shares	(1,182,926)
Conversion of convertible preference shares to ordinary shares	(1,182,926)
End of financial year		1,182,926
End of financial year (in Dollars)		$ 1,182,926
2021
Beginning and end of financial year		1,182,926
Beginning and end of financial year (in Dollars)		$ 1,182,926
Series D [Member]
2022
Beginning of financial year	1,432,665
Beginning of financial year (in Dollars)	$ 1,432,665
Conversion of convertible preference shares to ordinary shares	(1,432,665)
Conversion of convertible preference shares to ordinary shares	(1,432,665)
End of financial year		1,432,665
End of financial year (in Dollars)		$ 1,432,665
2021
Beginning and end of financial year		1,432,665
Beginning and end of financial year (in Dollars)		$ 1,432,665